Legal Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo. Ardington@LFG.com

VIA EDGAR

February 28, 2014

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 2 to the Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account L
The Lincoln National Life Insurance Company (File No. 333-187069)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account L (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 2 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to adjust the charges under the Guaranteed Withdrawal Benefit.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel